Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

Property and equipment, net consist of the following:

	As of December 31,
	2024	2023
At Cost:
Dry-docking expenditures	$14,342,245	$10,511,691
Furniture and fixtures	58,174	62,362
Motor vehicles	252,916	245,090
Real property	784,966	808,459
Renovation and improvements	185,072	193,118
Tools and equipment	1,498,228	711,322
Vessels	34,399,919	35,304,935
	51,521,520	47,836,977
Less: Accumulated depreciation	(19,388,059)	(14,663,651)
Total, net	$32,133,461	$33,173,326